Employee benefit plans - Financial Position of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension benefit cost included in employee benefit plans liability	$ (128,798)	$ (139,967)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	179,613	178,068	$ 166,815
Change in projected benefit obligation
Projected benefit obligation at beginning of year	178,068	166,815	188,890
Service cost	0	0	0
Interest cost	5,361	5,781	6,958
Benefits paid	(13,444)	(10,477)	(7,573)
Settlement and curtailment of liability	(6,108)	0	(2,509)
Actuarial (gain) loss	7,384	30,953	(14,157)
Foreign exchange translation adjustment	8,352	(15,004)	(4,794)
Projected benefit obligation at end of year	179,613	178,068	166,815
Change in plan assets
Fair value of plan assets at beginning of year	172,206	179,961	194,007
Actual return on plan assets	14,801	18,615	687
Employer contribution	8,448	678	808
Plan settlement	(5,123)	0	(2,424)
Benefits paid	(13,444)	(10,477)	(7,573)
Foreign exchange translation adjustment	8,607	(16,571)	(5,544)
Fair value of plan assets at end of year	185,495	172,206	179,961
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	6,993	7,771	16,174
Accrued pension benefit cost included in employee benefit plans liability	(1,111)	(13,633)	(3,028)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	5,882	(5,862)	13,146
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	127,687	126,334	119,107
Change in projected benefit obligation
Projected benefit obligation at beginning of year	126,334	119,107	114,640
Service cost	64	118	341
Interest cost	4,703	4,792	4,745
Benefits paid	(2,118)	(3,594)	(2,871)
Settlement and curtailment of liability	0	0	0
Actuarial (gain) loss	(1,296)	5,911	2,252
Foreign exchange translation adjustment	0	0	0
Projected benefit obligation at end of year	127,687	126,334	119,107
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets	0	0	0
Employer contribution	2,118	3,594	2,871
Plan settlement	0	0	0
Benefits paid	(2,118)	(3,594)	(2,871)
Foreign exchange translation adjustment	0	0	0
Fair value of plan assets at end of year	0	0	0
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	0	0	0
Accrued pension benefit cost included in employee benefit plans liability	(127,687)	(126,334)	(119,107)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	$ (127,687)	$ (126,334)	$ (119,107)